Subsequent Events (Details Textual) $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended				9 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($)	Feb. 29, 2016 USD ($)	Feb. 18, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 15, 2016 USD ($)	Mar. 26, 2015 USD ($)
Repayments of Long-term Debt								$ 0	$ 62,669	$ 0
Number of vessels held for sale				7	9	4	6
Newbuilding vessel delivery commitments due		$ 40,744
Time period of delivery delay									6 months
Subsequent Event
Number of Time Charter Contracts Terminated	4
Contract termination fees payable											$ 10,000
Credit facility, Maximum borrowing capacity reduction											63,037
Number of vessels delivered		8
Reduction of Future Charterhire Payments	$ 10,302	$ 10,302
Ultramax | Subsequent Event
Final installment reduction											900
Delivery commitments	2	2
Kamsarmax | Subsequent Event
Delivery commitments		6
Capesize
Number of vessels held for sale									8
Capesize | Subsequent Event
Number of vessels sold		3
Number of vessels held for sale		4
Secured Debt
Minimum liquidity									$ 50,000
Minimum liquidity per owned vessels									850
Secured Debt | Subsequent Event
Proceeds from Lines of Credit		$ 103,355
Repayments of Secured Debt		$ 105,263
Secured Debt | Capesize | Subsequent Event
Number of vessels held for sale		3
Secured Debt | $411.3 Million Credit Facility | Subsequent Event
Repayments of Long-term Debt		$ 83,261
Secured Debt | $411.3 Million Credit Facility | Capesize
Credit facility, Maximum borrowing capacity reduction				$ 136,000					$ 136,000			$ 171,000
Secured Debt | Amendment to Credit facilities to reduce minimum liquidity covenant [Member] | Subsequent Event
Minimum liquidity		25,000
Minimum liquidity per owned vessels			$ 700
Prepayments on Secured Credit Facilities		$ 41,200
Time period covered by prepayment of installments		12 months
Amount of payment for borrowings that will be due at final maturity											$ 26,700
Repayment on Vessels Held for Sale [Member] | Secured Debt | Capesize | Subsequent Event
Repayments of Secured Debt		$ 83,261